Property, plant and equipment - Changes in property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2018
Changes in property, plant and equipment [abstract]
Opening net book amount	[1]	$ 831,377	$ 814,867
Adjustment of opening net book amount for the application of IAS 29			208,178		$ 657
Exchange differences		(207,087)	(30,299)
Additions		224,921	202,081
Revaluation surplus (Note 33)		545,129
Reclassification from investment property (Note 13)		3,313
Transfers		0	0
Disposals		(2,445)	(4,115)
Disposals of subsidiaries		(13,748)
Reclassification to non-income tax credits		(575)	(1,086)
Depreciation		(153,034)	(150,071)
Closing net book amount		1,480,439	831,377	[1]
IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29					252,588
Cost
Changes in property, plant and equipment [abstract]
Opening net book amount		1,627,263	1,460,682
Closing net book amount		2,429,359	1,627,263
Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount		(795,886)	(645,815)
Closing net book amount		(948,920)	(795,886)
Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount		110,743	122,117
Exchange differences		(78,858)	(11,374)
Additions		0	0
Revaluation surplus (Note 33)		545,129
Reclassification from investment property (Note 13)		3,313
Transfers		0	0
Disposals		0	0
Disposals of subsidiaries		(11,471)
Reclassification to non-income tax credits		0	0
Depreciation		0	0
Closing net book amount		780,184	110,743
Farmlands | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29					211,328
Farmlands | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount		110,743	122,117
Closing net book amount		780,184	110,743
Farmlands | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount		0	0
Closing net book amount		0	0
Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount		9,007	9,640
Exchange differences		(3,310)	(1,219)
Additions		97	0
Revaluation surplus (Note 33)		0
Reclassification from investment property (Note 13)		0
Transfers		2,012	2,711
Disposals		0	0
Disposals of subsidiaries		0
Reclassification to non-income tax credits		0	0
Depreciation		(3,002)	(2,125)
Closing net book amount		16,324	9,007
Farmland improvements | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29					11,520
Farmland improvements | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount		22,399	20,907
Closing net book amount		32,718	22,399
Farmland improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount		(13,392)	(11,267)
Closing net book amount		(16,394)	(13,392)
Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount		192,844	190,055
Exchange differences		(34,195)	(4,473)
Additions		13,773	15,495
Revaluation surplus (Note 33)		0
Reclassification from investment property (Note 13)		0
Transfers		14,264	12,963
Disposals		(149)	(162)
Disposals of subsidiaries		(593)
Reclassification to non-income tax credits		(114)	(205)
Depreciation		(19,771)	(20,829)
Closing net book amount		188,622	192,844
Buildings and facilities | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29					22,563
Buildings and facilities | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount		329,366	305,748
Closing net book amount		344,915	329,366
Buildings and facilities | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount		(136,522)	(115,693)
Closing net book amount		(156,293)	(136,522)
Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount		246,080	251,310
Exchange differences		(49,222)	(5,853)
Additions		50,759	62,101
Revaluation surplus (Note 33)		0
Reclassification from investment property (Note 13)		0
Transfers		18,577	11,183
Disposals		(2,144)	(3,913)
Disposals of subsidiaries		(17)
Reclassification to non-income tax credits		(422)	(788)
Depreciation		(63,644)	(67,960)
Closing net book amount		205,148	246,080
Machinery, equipment, furniture and fittings | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29					5,181
Machinery, equipment, furniture and fittings | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount		696,266	633,536
Closing net book amount		718,978	696,266
Machinery, equipment, furniture and fittings | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount		(450,186)	(382,226)
Closing net book amount		(513,830)	(450,186)
Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount		238,910	216,169
Exchange differences		(36,504)	(4,089)
Additions		96,365	84,278
Revaluation surplus (Note 33)		0
Reclassification from investment property (Note 13)		0
Transfers		0	0
Disposals		0	0
Disposals of subsidiaries		(1,667)
Reclassification to non-income tax credits		0	0
Depreciation		(64,148)	(57,448)
Closing net book amount		232,956	238,910
Bearer plants | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29					0
Bearer plants | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount		421,855	341,666
Closing net book amount		480,049	421,855
Bearer plants | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount		(182,945)	(125,497)
Closing net book amount		(247,093)	(182,945)
Others
Changes in property, plant and equipment [abstract]
Opening net book amount		4,158	3,935
Exchange differences		1,410	(390)
Additions		2,098	2,351
Revaluation surplus (Note 33)		0
Reclassification from investment property (Note 13)		0
Transfers		49	11
Disposals		(85)	(40)
Disposals of subsidiaries		0
Reclassification to non-income tax credits		0	0
Depreciation		(2,469)	(1,709)
Closing net book amount		6,301	4,158
Others | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29					1,140
Others | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount		16,999	15,067
Closing net book amount		21,611	16,999
Others | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount		(12,841)	(11,132)
Closing net book amount		(15,310)	(12,841)
Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount		29,635	21,641
Exchange differences		(6,408)	(2,901)
Additions		61,829	37,856
Revaluation surplus (Note 33)		0
Reclassification from investment property (Note 13)		0
Transfers		(34,902)	(26,868)
Disposals		(67)	0
Disposals of subsidiaries		0
Reclassification to non-income tax credits		(39)	(93)
Depreciation		0	0
Closing net book amount		50,904	29,635
Work in progress | IAS 29
Changes in property, plant and equipment [abstract]
Adjustment of opening net book amount for the application of IAS 29					$ 856
Work in progress | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount		29,635	21,641
Closing net book amount		50,904	29,635
Work in progress | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount		0	0
Closing net book amount		$ 0	$ 0

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.